Pay vs Performance Disclosure - USD ($)		3 Months Ended	4 Months Ended	5 Months Ended	12 Months Ended
	Jan. 11, 2021	Dec. 31, 2021	Oct. 03, 2021	Jun. 01, 2021	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Year	Summary Compensation Table Total for Kevin King[1] ($)	Summary Compensation Table Total for Michael Coyle[2] ($)	Summary Compensation Table Total for Douglas Devine[3,5] ($)	Summary Compensation Table Total for Quentin Blackford[4] ($)	Compensation Actually Paid to Kevin King[1,6] ($)	Compensation Actually Paid to Michael Coyle[2,6] ($)	Compensation Actually Paid to Douglas Devine[3,5,6] ($)	Compensation Actually Paid to Quentin Blackford[4,6] ($)	Average Summary Compensation Table Total for Non-PEO NEOs[5] ($)	Average Compensation Actually Paid to Non-PEO NEOs[5,6] ($)
(a)	(b)	(b)	(b)	(b)	(c)	(c)	(c)	(c)	(d)	(e)
2025	—	—	—	11,003,163	—	—	—	45,121,406	3,452,833	12,808,225
2024	—	—	—	9,343,903	—	—	—	1,287,713	3,046,555	118,729
2023	—	—	—	16,595,149	—	—	—	16,262,069	5,424,319	4,909,386
2022	—	—	—	7,966,744	—	—	—	5,272,014	4,422,956	4,044,855
2021	30,709	461,422	5,699,043	9,246,384	(9,810,498)	461,422	2,902,001	18,170,537	3,360,713	136,903

	Value of Initial Fixed $100 Investment based on:[9]
Year	TSR ($)	Peer Group TSR ($)	Net Income (Loss) ($ in Millions)	Revenue ($ in Millions) [10]
(a)	(f)	(g)	(h)	(i)
2025	74.80	78.69	(45)	747
2024	38.01	78.89	(113)	592
2023	45.12	74.82	(123)	493
2022	39.49	79.32	(116)	411
2021	49.61	103.50	(101)	323

Company Selected Measure Name					revenue
Named Executive Officers, Footnote	Kevin King was our President and Chief Executive Officer from July 2012 through January 11, 2021.Michael Coyle was our President and Chief Executive Officer from January 12, 2021, through June 1, 2021.Douglas Devine was our Interim Chief Executive Officer from June 1, 2021, through October 3, 2021. Mr. Devine also served as our Chief Financial Officer from June 2020 until August 2022. In accordance with Item 402(v) of Regulation S-K, this table and the accompanying narrative present Mr. Devine as a PEO for 2021 and a Non-PEO NEO for 2022.Quentin Blackford has been our President and Chief Executive Officer since October 4, 2021.The individuals comprising the Non-PEO NEOs for each year are listed below. As described above, this table and the accompanying narrative present Mr. Devine as a PEO for 2021 and a Non-PEO NEO for 2022.

2021	2022	2023	2024	2025
Mark Day	Douglas Devine[3]	Brice Bobzien	Brice Bobzien[7]	Patrick Murphy
Daniel Wilson	Brice Bobzien	Patrick Murphy	Patrick Murphy	Chad Patterson
David Vort	Patrick Murphy	Chad Patterson	Chad Patterson	Minang (Mintu) Turakhia, M.D., M.S.
	Chad Patterson	Minang (Mintu) Turakhia, M.D., M.S.	Minang (Mintu) Turakhia, M.D., M.S.	Daniel Wilson[8]
	Minang (Mintu) Turakhia, M.D., M.S.		Daniel Wilson[8]
					Mr. Bobzien resigned as Chief Financial Officer effective August 31, 2024. On July 31, 2024, the Board of Directors appointed Daniel Wilson as the company's Chief Financial Officer effective as of August 31, 2024. Upon Mr. Wilson’s appointment as the company’s Chief Financial Officer, he became a NEO.
Peer Group Issuers, Footnote					The Peer Group TSR set forth in this table utilizes the S&P Healthcare Equipment Select Industry, which we also utilize in the stock performance graph required by Item 201(e) of Regulation S-K included in our Annual Report for the year ended December 31, 2025. The comparison assumes $100 was invested for the period starting December 31, 2020, through the end of the listed year in the company and the S&P Healthcare Equipment Select Industry. Historical stock performance is not necessarily indicative of future stock performance.
Adjustment To PEO Compensation, Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Summary Compensation Table Total for Quentin Blackford ($)	Exclusion of Stock Awards for Quentin Blackford ($)	Inclusion of Equity Values for Quentin Blackford ($)	Compensation Actually Paid to Quentin Blackford ($)
2025	11,003,163	(8,919,457)	43,037,700	45,121,406
The amounts in the Inclusion of Equity Values in the tables above are derived from the amounts set forth in the following tables:

Year	Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Quentin Blackford ($)	Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Quentin Blackford ($)	Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Quentin Blackford ($)	Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Quentin Blackford ($)	Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Quentin Blackford ($)	Total – Inclusion of Equity Values for Quentin Blackford ($)
2025	21,003,642	18,295,367	—	3,738,691	—	43,037,700

Non-PEO NEO Average Total Compensation Amount					$ 3,452,833	$ 3,046,555	$ 5,424,319	$ 4,422,956	$ 3,360,713
Non-PEO NEO Average Compensation Actually Paid Amount					$ 12,808,225	118,729	4,909,386	4,044,855	136,903
Adjustment to Non-PEO NEO Compensation Footnote	Compensation Actually Paid reflects the exclusions and inclusions of certain amounts for the PEO and the Non-PEO NEOs as set forth below. Equity values are calculated in accordance with FASB ASC Topic 718. Amounts in the Exclusion of Stock Awards column are the totals from the Stock Awards column set forth in the Summary Compensation Table.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Exclusion of Stock Awards for Non-PEO NEOs ($)	Average Inclusion of Equity Values for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2025	3,452,833	(2,385,323)	11,740,715	12,808,225

Year	Average Year-End Fair Value of Equity Awards Granted During Year That Remained Unvested as of Last Day of Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Last Day of Year of Unvested Equity Awards for Non-PEO NEOs ($)	Average Vesting-Date Fair Value of Equity Awards Granted During Year that Vested During Year for Non-PEO NEOs ($)	Average Change in Fair Value from Last Day of Prior Year to Vesting Date of Unvested Equity Awards that Vested During Year for Non-PEO NEOs ($)	Average Fair Value at Last Day of Prior Year of Equity Awards Forfeited During Year for Non-PEO NEOs ($)	Total – Average Inclusion of Equity Values for Non-PEO NEOs ($)
2025	5,616,987	5,299,375	—	824,353	—	11,740,715

Compensation Actually Paid vs. Total Shareholder Return
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and the company’s cumulative TSR and peer TSR over the five most recently completed fiscal years.

Compensation Actually Paid vs. Net Income
The following chart sets forth the relationship between Compensation Actually Paid to our PEOs, the average of Compensation Actually Paid to our Non-PEO NEOs, and our net income (loss) during the five most recently completed fiscal years.

Compensation Actually Paid vs. Company Selected Measure
The following chart sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEOs, and our revenue during the five most recently completed fiscal years.

Total Shareholder Return Vs Peer Group					The following chart compares our cumulative TSR over the five most recently completed fiscal years to that of the S&P Healthcare Equipment Select Industry Index.
Tabular List, Table

Revenue	Adjusted EBITDA	Unit Volume Growth

Total Shareholder Return Amount					$ 74.80	38.01	45.12	39.49	49.61
Peer Group Total Shareholder Return Amount					78.69	78.89	74.82	79.32	103.50
Net Income (Loss)					$ (45,000,000)	$ (113,000,000)	$ (123,000,000)	$ (116,000,000)	$ (101,000,000)
Company Selected Measure Amount					747,000,000	592,000,000	493,000,000	411,000,000	323,000,000
PEO Name	Kevin King								Kevin King
Additional 402(v) Disclosure
In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding executive compensation for our PEOs and Non-PEO NEOs and Company performance for the fiscal years listed below. The Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. The amounts shown for Compensation Actually Paid (“CAP”) have been calculated in accordance with Item 402(v) of Regulation S-K and do not reflect compensation actually earned, realized, or received by the company’s NEOs; these amounts reflect the Summary Compensation Table total with certain adjustments as described in the following table and footnotes.
					We determined revenue to be the most important financial performance measure used to link Company performance to Compensation Actually Paid to our PEO and Non-PEO NEOs in 2025.
Measure:: 1
Pay vs Performance Disclosure
Name					Revenue
Measure:: 2
Pay vs Performance Disclosure
Name					Adjusted EBITDA
Measure:: 3
Pay vs Performance Disclosure
Name					Unit Volume Growth
Quentin Blackford [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount					$ 11,003,163	$ 9,343,903	$ 16,595,149	$ 7,966,744	$ 9,246,384
PEO Actually Paid Compensation Amount					$ 45,121,406	$ 1,287,713	$ 16,262,069	$ 5,272,014	18,170,537
PEO Name		Quentin Blackford			Quentin Blackford	Quentin Blackford	Quentin Blackford	Quentin Blackford
Kevin King [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									30,709
PEO Actually Paid Compensation Amount									(9,810,498)
Michael Coyle [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									461,422
PEO Actually Paid Compensation Amount									461,422
PEO Name				2.Michael Coyle
Douglas Devine [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount									5,699,043
PEO Actually Paid Compensation Amount									$ 2,902,001
PEO Name			Douglas Devine
PEO | Quentin Blackford [Member] | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ (8,919,457)
PEO | Quentin Blackford [Member] | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					43,037,700
PEO | Quentin Blackford [Member] | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					21,003,642
PEO | Quentin Blackford [Member] | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					18,295,367
PEO | Quentin Blackford [Member] | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
PEO | Quentin Blackford [Member] | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					3,738,691
PEO | Quentin Blackford [Member] | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					(2,385,323)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					11,740,715
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,616,987
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					5,299,375
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					824,353
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount					$ 0